Schedule of Transferred Consideration (Details) ₪ in Thousands	Dec. 31, 2024 ILS (₪)
Investment In Subsidiaries
Issuance of 1,590,023 ordinary shares of the Company	₪ 8,098
Assignment of shareholders’ loan	(1,548)
Fair value of the investment prior to the business combination	202
Total	₪ 6,752